NOTE 6 - INCOME TAXES (Tables)	2 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision/(benefit) for income taxes for the period ended March 31, 2013 was as follows (assuming a 15% effective tax rate):
2013
$

Current Tax Provision
Federal-
Taxable income
Total current tax provision	1
—

Deferred Tax Provision
Federal-
Loss carry forwards	—
Change in valuation allowance	—
Total deferred tax provision	—

As of March 31, 2013, the Company had no tax loss carryforwards that could be utilized in future periods to reduce taxable income. The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits. The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.